Income Taxes (Tables)	12 Months Ended
Dec. 31, 2013
Income Tax Disclosure [Abstract]
Components of deferred tax assets and liabilities
Significant components of the Company’s deferred tax assets and liabilities as of December 31, 2013, 2012 and 2011 were as follows:

	2013	2012	2011
Deferred tax assets:
Exit costs, environ-mental and other similar items	$45,322	$45,403	$53,928
Deferred employee benefit items	32,600	93,039	74,577
Other items (each less than 5 percent of total assets)	53,727	73,388	83,192
Total deferred tax assets	$131,649	$211,830	$211,697
Deferred tax liabilities:
Depreciation and amortization	$214,696	$202,891	$192,035

Components of the provisions for income taxes
Significant components of the provisions for income taxes were as follows:

	2013	2012	2011
Current:
Federal	$229,997	$207,791	$204,284
Foreign	42,543	51,264	50,272
State and local	33,082	27,642	28,219
Total current	305,622	286,697	282,775
Deferred:
Federal	30,384	8,692	20,713
Foreign	(9,041)	(16,964)	(3,922)
State and local	6,432	(2,150)	122
Total deferred	27,775	(10,422)	16,913
Total provisions for income taxes	$333,397	$276,275	$299,688

Components of income before income taxes and minority interest used for income tax purpose
Significant components of income before income taxes as used for income tax purposes, were as follows:

	2013	2012	2011
Domestic	$969,790	$712,873	$560,395
Foreign	116,168	194,436	181,153
	$1,085,958	$907,309	$741,548

Reconciliation of the statutory federal income tax rate to the effective tax rate
A reconciliation of the statutory federal income tax rate to the effective tax rate follows:

	2013	2012	2011
Statutory federal income tax rate	35.0%	35.0%	35.0%
Effect of:
State and local income taxes	2.4	1.8	2.1
Investment vehicles	(2.1)	(2.1)	(1.9)
ESOP IRS audit settlement			10.1
Domestic production activities	(2.2)	(1.9)	(2.4)
Other - net	(2.4)	(2.4)	(2.5)
Effective tax rate	30.7%	30.4%	40.4%

Reconciliation of unrecognized tax
A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

	2013	2012	2011
Balance at beginning of year	$28,119	$29,666	$31,268
Additions based on tax positions related to the current year	3,480	3,760	2,807
Additions for tax positions of prior years	5,059	7,392	1,354
Reductions for tax positions of prior years	(3,378)	(6,583)	(3,339)
Settlements	(103)	(1,139)	(1,089)
Lapses of Statutes of Limitations	(2,180)	(4,977)	(1,335)
Balance at end of year	$30,997	$28,119	$29,666